Inventories	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Inventory Disclosure [Abstract]
Inventories
6.	INVENTORIES

Inventories consisted of the following as of September 26, 2015 and December 27, 2014:

	September 26,	December 27,
	2015	2014
Aggregate stockpiles	$90,776	$88,211
Finished goods	11,284	8,826
Work in process	6,511	1,801
Raw materials	29,465	12,715

Total	$138,036	$111,553

(6) Inventories

Inventories consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Aggregate stockpiles	$88,211	$70,300
Finished goods	8,826	11,207
Work in process	1,801	2,623
Raw materials	12,715	12,302

Total	$111,553	$96,432